SEC File No. 33-00850
                                                           SEC File No. 33-00848
                                                           SEC File No. 33-20506
                                                           SEC File No. 33-67852
                                                           SEC File No. 33-56881
                                                           SEC File No. 33-00847
                                                           SEC File No. 33-00849

                                  PILGRIM FUNDS

                       Supplement dated November 16, 1999
                      to the Prospectus dated March 1, 1999
                  (as previously supplemented November 1, 1999)

1. PROPOSED AGREEMENTS AND PLANS OF REORGANIZATION

     On November 16, 1999, the Board of Directors/Trustees of the Pilgrim Funds approved the following proposed reorganizations: (i) Pilgrim High Yield Fund III into Pilgrim High Yield Fund II; (ii) Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund into Pilgrim Balanced Fund; and (iii) Pilgrim Government Securities Fund into Pilgrim Government Securities Income Fund. The proposed reorganization of Pilgrim High Yield Fund III into Pilgrim High Yield Fund II is subject to the approval of the shareholders of Pilgrim High Yield Fund III. The proposed reorganization of Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund into Pilgrim Balanced Fund is subject to the approval of the shareholders of Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund. The proposed reorganization of Pilgrim Government Securities Fund into Pilgrim Government Securities Income Fund is subject to the approval of shareholders of both of the Funds. If shareholder approval is obtained, it is expected that the reorganizations will take place in March 2000.

2. REVISION TO "MEET THE PORTFOLIO MANAGERS," PAGE 26.

     The first paragraph under Mary Lisanti (Pilgrim Advisors) on page 26 is hereby replaced with the following:

     Mary Lisanti has managed the Pilgrim SmallCap Opportunities Fund since July 1998, has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998 and has managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998. She joined Pilgrim Advisors in May 1998.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.